UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-PX
ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22014
-----

Pioneer Diversified High Income Trust
----------------------------------------------------
(Exact name of registrant as specified in charter)

60 State Street Boston, MA  02109
----------------------------------------------------
(Address of principal executive offices)

Terrence J. Cullen
60 State Street
Boston, MA  02109
----------------------------------------------------
(Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  March 31

Date of reporting period:  July 1, 2016 to June 30, 2017

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Pioneer Diversified High Income Trust

By (Signature and Title)

       /s/ Lisa Jones
                         -------------------------
                         Lisa Jones, Chief Executive Officer
                         & President

Date: August 15, 2017

======================== Diversified High Income Trust =========================

DESARROLLADORA HOMEX S.A.B. DE C.V.

Ticker:       HOMEX *        Security ID:  P35054132
Meeting Date: APR 28, 2017   Meeting Type: Annual
Record Date:  APR 17, 2017

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Financial Statements and        For       Against      Management
      Statutory Reports
2     Approve Allocation of Income            For       For          Management
3     Present Report on Share Repurchase      For       For          Management
      Reserve
4     Approve Report of Audit Committee and   For       For          Management
      Corporate Practices and Compensation
      Committee
5     Amend Stock Option Plan for Employees   For       Against      Management
      and Key Directors and Consequently
      Partial Cancellation of Shares
6     Approve Cancellation of Treasury        For       For          Management
      Shares Related to Conversion of
      Convertible Obligations into Shares
7     Receive Report on Integration of Share  For       For          Management
      Capital in Accordance with Adjustments
      Made Auditors and Approved by General
      Meeting on June 29, 2015 and by
      Resolutions of Items 5 and 6
8     Elect or Ratify Directors, Chairman     For       Against      Management
      and Board Secretary; Approve Their
      Remuneration
9     Elect or Ratify Chairmen and Members    For       Against      Management
      of Audit Committee and Corporate
      Practices and Compensation Committee
10    Authorize Board to Ratify and Execute   For       For          Management
      Approved Resolutions

--------------------------------------------------------------------------------

HALCON RESOURCES CORPORATION

Ticker:       HK             Security ID:  40537Q407
Meeting Date: JUL 20, 2016   Meeting Type: Written Consent
Record Date:  JUN 13, 2016

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     The Plan                                None      For          Management
2     The Undersigned Has Voted To Reject     None      Abstain      Management
      The Plan And Elects Not To Grant The
      Releases Contained In Section 10.7 Of
      The Plan

--------------------------------------------------------------------------------

MIDSTATES PETROLEUM COMPANY, INC.

Ticker:       MPOYQ          Security ID:  59804VAD7
Meeting Date: AUG 10, 2016   Meeting Type: Written Consent
Record Date:  JUL 08, 2016

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     The Plan                                None      For          Management
2     Opt Out Of The Third Party Release      None      For          Management

--------------------------------------------------------------------------------

MIDSTATES PETROLEUM COMPANY, INC.

Ticker:       MPO            Security ID:  59804T407
Meeting Date: MAY 24, 2017   Meeting Type: Annual
Record Date:  APR 18, 2017

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Frederic F. Brace        For       For          Management
1.2   Elect Director Alan J. Carr             For       For          Management
1.3   Elect Director Patrice D. Douglas       For       For          Management
1.4   Elect Director Neal P. Goldman          For       For          Management
1.5   Elect Director Michael S. Reddin        For       For          Management
1.6   Elect Director Todd R. Snyder           For       For          Management
1.7   Elect Director Bruce H. Vincent         For       For          Management
2     Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation
3     Ratify Grant Thornton LLP as Auditors   For       For          Management

--------------------------------------------------------------------------------

QUICKSILVER RESOURCES INC.

Ticker:       KWKAQ          Security ID:  74837RAC8
Meeting Date: AUG 02, 2016   Meeting Type: Written Consent
Record Date:  JUN 23, 2016

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     The Plan                                None      For          Management
2     Opt Out Of Third-party Releases         None      For          Management

========== END NPX REPORT